As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedules of Investments.

iM Dolan McEniry Corporate Bond Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS - 93.5%
Basic Materials - 2.5%
RPM International, Inc.
3.450%, 11/15/2022	$61,000	$61,086

Communications - 19.9%
AT&T, Inc.
3.950%, 01/15/2025	70,000	71,511
CenturyLink, Inc.
7.500%, 04/01/2024	59,000	62,540
Discovery Communications LLC
3.800%, 03/13/2024	62,000	62,571
4.900%, 03/11/2026	7,000	7,398
Expedia Group, Inc.
4.500%, 08/15/2024	60,000	62,349
5.000%, 02/15/2026	8,000	8,483
Juniper Networks, Inc.
4.500%, 03/15/2024	60,000	62,511
4.350%, 06/15/2025	9,000	9,310
Motorola Solutions, Inc.
3.750%, 05/15/2022	61,000	62,101
3.750%, 05/15/2022	9,000	9,179
Omnicom Group, Inc.
3.600%, 04/15/2026	63,000	62,596
		480,549
Consumer, Cyclical - 13.7%
The Gap, Inc.
5.950%, 04/12/2021	60,000	62,451
Kohl's Corp.
4.250%, 07/17/2025	69,000	70,820
L Brands, Inc.
5.625%, 10/15/2023	61,000	62,601
QVC, Inc.
4.850%, 04/01/2024	7,000	7,165
4.450%, 02/15/2025	64,000	63,992
Sally Holdings LLC
5.625%, 12/01/2025	66,000	65,835
		332,864
Consumer, Non-cyclical - 21.9%
Campbell Soup Co.
3.650%, 03/15/2023	69,000	70,037
DaVita, Inc.
5.000%, 05/01/2025	66,000	63,492
Kraft Heinz Foods Co.
3.950%, 07/15/2025	71,000	71,625
Laboratory Corp. of America
3.250%, 09/01/2024	67,000	66,547

Reynolds American, Inc.
4.850%, 09/15/2023	58,000	61,244
4.450%, 06/12/2025	8,000	8,227
Total Systems Services, Inc.
3.750%, 06/01/2023	61,000	61,984
United Rentals North America, Inc.
5.500%, 07/15/2025	54,000	55,350
Verisk Analytics, Inc.
4.125%, 09/12/2022	60,000	62,097
4.000%, 06/15/2025	8,000	8,358
		528,961
Financial - 8.0%
American Tower Corp.
3.500%, 01/31/2023	69,000	70,084
Host Hotels & Resorts LP
4.750%, 03/01/2023	59,000	61,565
Willis North America, Inc.
3.600%, 05/15/2024	62,000	62,463
		194,112
Industrial - 16.3%
Allegion U.S. Holding Co., Inc.
3.200%, 10/01/2024	73,000	70,692
Carlisle Co's, Inc.
3.500%, 12/01/2024	63,000	63,023
Fortunate Brands Home & Security, Inc.
4.000%, 09/01/2023	68,000	69,948
L3 Technologies, Inc.
4.950%, 02/15/2021	59,000	60,982
3.850%, 06/15/2023	9,000	9,284
Masco Corp.
4.450%, 04/01/2025	63,000	64,789
TransDigm Group, Inc.
6.500%, 07/15/2024	54,000	55,688
		394,406
Technology - 11.2%
CA, Inc.
3.600%, 08/15/2022	67,000	67,534
CDW LLC
5.000%, 09/01/2025	65,000	66,869
KLA-Tencor Corp.
4.650%, 11/01/2024	66,000	70,578
Western Digital Corp.
4.750%, 02/15/2026	69,000	65,981
		270,962
TOTAL CORPORATE BONDS (Cost $2,210,378)		2,262,940

U.S. TREASURY OBLIGATIONS - 3.7%
U.S. Treasury Notes - 3.7%
1.3750%, 02/29/2020	92,000	91,141
TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,037)		91,141

Shares
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 2.36% (a)	64,626	64,626
TOTAL SHORT-TERM INVESTMENTS (Cost $64,626)		64,626
TOTAL INVESTMENTS (Cost $2,366,041) - 99.9%		2,418,707
Other Assets in Excess of Liabilities - 0.1%		1,547
TOTAL NET ASSETS - 100.0%		$2,420,254

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the fund's 7-day yield as of March 31, 2019.

Summary of Fair Value Measurements at March 31, 2019 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust as well as an interested trustee of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Basic Materials	$-	$61,086	$-	$61,086
Communications	-	480,549	-	480,549
Consumer, Cyclical	-	332,864	-	332,864
Consumer, Non-cyclical	-	528,961	-	528,961
Financial	-	194,112	-	194,112
Industrial	-	394,406	-	394,406
Technology	-	270,962	-	270,962
Total Corporate Bonds	-	2,262,940	-	2,262,940
U.S. Treasury Obligations	-	91,141	-	91,141
Short-Term Investments	64,626	-	-	64,626
Total Investments in Securities	$64,626	$2,354,081	$-	$2,418,707

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/Douglas J. Neilson
           Douglas J. Neilson, President

Date  5/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date 5/20/2019

By (Signature and Title)* /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date 5/20/2019

* Print the name and title of each signing officer under his or her signature.